Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Jun. 30, 2014
Minimum
Property and Equipment and Long-Lived Assets
Estimated useful lives of the assets	3 years
Maximum
Property and Equipment and Long-Lived Assets
Estimated useful lives of the assets	7 years